DRIEHAUS MUTUAL FUNDS

Driehaus International Discovery Fund *DRIDX

Driehaus Global Growth Fund *DRGGX

(each, a "Fund" and collectively, the "Funds")

Supplement dated December 21, 2012 to

Prospectus dated April 29, 2012

On September 20, 2012, the Board of Trustees of Driehaus Mutual Funds (the "Trust") approved reductions in the management fees for the Driehaus International Discovery Fund and the Driehaus Global Growth Fund pursuant to the amended investment advisory agreement between the Trust, on behalf of the Funds, and Driehaus Capital Management LLC (the "Adviser"). The reduction in each Fund's management fee will become effective on January 1, 2013.

Accordingly, effective January 1, 2013, the following changes are hereby made to the Funds' Prospectus:

1.	Under the section entitled "Fees and Expenses of the Fund" on page 1, the Annual Fund Operating Expenses and Expense Example for the Driehaus International Discovery Fund are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee *	1.35%
Other Expenses	0.22%

Total Annual Fund Operating Expenses	1.57%

*	The management fee has been restated to reflect the reduction in rate, effective January 1, 2013.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$160	$496	$855	$1,867

2.	Under the section entitled "Fees and Expenses of the Fund" on page 19, the Annual Fund Operating Expenses and Expense Example for the Driehaus Global Growth Fund are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee *	1.15%
Other Expenses	0.63%

Total Annual Fund Operating Expenses	1.78%

*	The management fee has been restated to reflect the reduction in rate, effective January 1, 2013.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$181	$560	$964	$2,095